BNY Mellon Short Term Municipal Bond Fund

Summary Prospectus | August 1, 2022

Class	Ticker
A	DMBAX
D	DSIBX
I	DIMIX
Y	DMYBX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at http://im.bnymellon.com/literaturecenter. You can also get this information at no cost by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com. The fund's prospectus and statement of additional information, dated August 1, 2022 (each as revised or supplemented), are incorporated by reference into this summary prospectus.

Investment Objective

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 11 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class D	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none*	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class D	Class I	Class Y
Management fees**	.25	.25	.25	.25
Distribution and/or service (12b-1) fees	none	.10	none	none
Other expenses:
Shareholder services fees	.25	none	none	none
Miscellaneous other expenses	.12	.13	.17	.45
Total other expenses	.37	.13	.17	.45
Total annual fund operating expenses	.62	.48	.42	.70
Fee waiver and/or expense reimbursement***	n/a	n/a	(.03)	(.31)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	.62	.48	.39	.39

* Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

** Restated to reflect the fund's current management fee.

*** The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until August 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on

0591SP0822

borrowings and extraordinary expenses) exceed .39%. On or after August 1, 2023, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$312	$444	$587	$1,005
Class D	$49	$154	$269	$604
Class I	$40	$132	$232	$527
Class Y	$40	$193	$359	$841

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31.30% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests substantially all (at least 80%) of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal personal income tax. Municipal bonds are debt securities or other obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities, and certain other specified securities.

The fund invests at least 80% of its net assets in municipal bonds rated investment grade (Baa/BBB or higher) at the time of purchase or the unrated equivalent as determined by the fund's sub-adviser. For additional yield, the fund may invest up to 20% of its net assets in municipal bonds rated, at the time of purchase, below investment grade ("high yield" or "junk" bonds) to as low as Caa/CCC or the unrated equivalent as determined by the fund's sub-adviser. The fund invests principally in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of one to three years.

The fund's portfolio managers focus on identifying undervalued sectors and securities. To select municipal bonds for the fund, the portfolio managers use fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trade among various sectors and securities based on their apparent relative values. The fund seeks to invest in several different sectors, but may overweight particular sectors depending on each sector's relative value at a given time. A rigorous sell discipline is employed to continuously evaluate all fund holdings. Current holdings may become sell candidates if creditworthiness is deteriorating, if bonds with better risk and return characteristics become available, or if the holding no longer meets the portfolio managers' strategic or structural objectives.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the

BNY Mellon Short Term Municipal Bond Fund Summary	2

obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. As an example, elevated costs or shortfalls in revenue associated with the spread of the COVID-19 outbreak could affect the ability of municipal issuers to make payments on debt obligations when due. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.

• Interest rate risk. Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Very low or negative interest rates may magnify interest rate risk. Although interest rates in the United States remain at historically low levels, they have been rising and are expected to continue to increase in the future. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield ("junk") bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

• High yield securities risk. High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for below investment grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

• Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

• Management risk. The investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class D shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

BNY Mellon Short Term Municipal Bond Fund Summary	3

Year-by-Year Total Returns as of 12/31 each year (%) Class D
Best Quarter Q2, 2020: 1.63% Worst Quarter Q4, 2016: -1.39%

The year-to-date total return of the fund's Class D shares as of June 30, 2022 was -3.59%.

After-tax performance is shown only for Class D shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class D shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses. Accordingly, although Class Y shares are estimated to have a lower total annual expense ratio to that of Class D shares, to the extent Class Y shares were to have a higher total annual expense ratio than Class D shares, the performance shown for Class Y shares would be lower.

Average Annual Total Returns (as of 12/31/21)
Class (Inception Date)	1 Year	5 Years	10 Years
Class D returns before taxes	-0.19%	1.53%	1.11%
Class D returns after taxes on distributions	-0.19%	1.53%	1.06%
Class D returns after taxes on distributions and sale of fund shares	0.25%	1.45%	1.10%
Class A returns before taxes	-2.78%	0.87%	0.71%
Class I returns before taxes	-0.09%	1.64%	1.22%
Class Y (7/1/13) returns before taxes	-0.09%	1.59%	1.18%
Bloomberg Municipal Bond 1 to 3 Year Blend Index reflects no deductions for fees, expenses or taxes*	0.36%	1.84%	1.39%
Bloomberg Municipal Bond: 3-Year Index (2-4) reflects no deductions for fees, expenses or taxes	0.41%	2.07%	1.60%

*The Bloomberg Municipal Bond 1 to 3 Year Blend Index is an unmanaged index that represents investment grade municipal bonds with maturities greater than one year and less than four years. The fund's performance benchmark index was changed to the Bloomberg Municipal Bond 1 to 3 Year Blend Index because the fund considers it to be a more suitable benchmark to compare the fund's performance given the fund's investment policies than the fund's former performance benchmark index, the Bloomberg Municipal Bond 3 Year Index (2-4). Performance of the Bloomberg Municipal Bond 3 Year Index (2-4) will not be shown in the future.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser). BNYM Investment Adviser has engaged its affiliate, Insight North America LLC (INA), to serve as the fund's sub-adviser.

Thomas Casey and Jeffrey Burger, CFA, are the fund's primary portfolio managers, positions they have held since April 2011 and February 2012, respectively. Mr. Casey is a senior portfolio manager for tax-sensitive strategies at INA. Mr. Burger is a senior portfolio manager for tax-sensitive strategies at INA.

Purchase and Sale of Fund Shares

In general, the fund's minimum initial investment is $2,500 for Class D shares and $1,000 for Class A and Class I shares, and the minimum subsequent investment is $100 for each of these classes. For Class Y shares, the minimum initial investment generally is $1,000,000, with no minimum subsequent investment. You may sell (redeem) your shares on any business day by calling 1-800-373-9387 (inside the U.S. only) or by visiting www.im.bnymellon.com. If you invested in the fund through a third party, such as a

BNY Mellon Short Term Municipal Bond Fund Summary	4

bank, broker-dealer or financial adviser, you may mail your request to sell shares to BNY Mellon Institutional Department, P.O. Box 9882, Providence, Rhode Island 02940-8082. If you invested directly through the fund, you may mail your request to sell shares to BNY Mellon Shareholder Services, P.O. Box 9879, Providence, Rhode Island 02940-8079. If you are an Institutional Direct accountholder, please contact your BNY Mellon relationship manager for instructions.

Tax Information

The fund anticipates that dividends paid by the fund generally will be exempt from federal income taxes. However, the fund may realize and distribute taxable income and capital gains from time to time as a result of the fund's normal investment activities.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

BNY Mellon Short Term Municipal Bond Fund Summary	5